Summary of Significant Accounting Policies - Disaggregation of revenue (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Mar. 31, 2020
Revenue Recognition
Revenue	¥ 243,218	¥ 224,727	¥ 212,000	¥ 212,000
Durables Vertical
Revenue Recognition
Revenue from estimates that had not been resolved	0	0		0
Revenue	213,218	224,727	85,000
Commercial Healthcare Vertical
Revenue Recognition
Revenue from estimates that had not been resolved		¥ 0		¥ 0	¥ 0
Revenue	¥ 30,000		107,000
System Development
Revenue Recognition
Revenue			¥ 20,000